Post-employment benefits - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) member	Dec. 31, 2024 USD ($) member	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ 0	$ 942
Demographic assumptions increase in weighted turnover			19.50%	15.80%
Financial assumptions increase (decrease) of discount rate		0.95%	1.50%
Average life expectancy in years after retirement for male	23 years 25 days	22 years 9 months 25 days
Average life expectancy in years after retirement for female	24 years 9 months 21 days	24 years 7 months 2 days
United States
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan	$ 300	$ 300
Swiss Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	210	209
Estimating the defined benefit obligation, the discount rates	1.10%	0.95%
Demographic assumptions increase in expected employee salaries	2.50%	2.50%
Weighted average modified duration	13 years 8 months 12 days	13 years 7 months 6 days
LPP interest rate	2.30%	2.30%
Extra mandatory part equivalent to discount rate		2.30%
Demographic assumptions increase in expected employee turnover rate	0.75%	1.00%
Expected employer contributions for next annual reporting period	$ 1,300
French Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	89	84
Estimating the defined benefit obligation, the discount rates	4.05%	3.55%
Demographic assumptions increase in expected employee salaries	3.00%	3.00%
Weighted average modified duration	15 years 1 month 6 days	15 years 3 months 18 days
Demographic assumptions increase in expected employee turnover rate	2.00%	2.00%
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ 0	$ 942
Financial assumptions increase (decrease) of discount rate	1.10%	0.95%